Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Accounting Policies [Abstract]
Schedule of Right-of-Use Assets	Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:
Leasehold property	1 – 20 years
Fixtures and fittings	5 years
Subscription vehicles	1 – 3 years
Other motor vehicles	4 years

Schedule of Property, Plant and Equipment	Depreciation is provided on all items of property, plant and equipment so as to write off their carrying value over their expected useful economic lives. It is provided at the following range:
Freehold buildings	50 years
Leasehold improvements	5 – 50 years
Fixtures and fittings	3 – 15 years
Computer equipment	1 – 5 years
Subscription vehicles	1 – 13 years
Other motor vehicles	1 – 5 years
Plant and machinery	3 – 15 years

Schedule of Estimated Useful Life of Intangible Assets	The estimated useful life and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis.
Domain names	1 – 5 years
Development costs and software	3 – 10 years
Customer relationships	1 year
Brand	1 year